Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2008	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Deferred Income	$ 1,300		$ 3,900
Loans	953,110	[1]	956,770	[1]		$ 967,604	$ 916,559	$ 862,551
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	60,100
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	350,199		333,125			330,840	299,892	271,795
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	513,405		503,388			506,536	456,583	414,826
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	121,014		126,599			132,491	122,160	111,996
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,496		24,279			23,916	22,164	18,728
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,696		19,385			19,289	12,367	12,307
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	439,705		453,382			461,068	459,976	447,725
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	285,065		284,054			275,579	273,869	265,386
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	34,398		39,713			46,237	53,004	59,717
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,025		37,976			36,700	34,039	31,119
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	45,069		53,371			62,286	59,966	55,740
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,148		38,268			40,266	39,098	35,763
Consumer Mortgage First and Junior Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable, Gross, Consumer Mortgage First and Junior Lines of Credit	43,600
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount in Amortization Period	$ 11,100
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage in Amortization Period	25.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Next Two Years	$ 1,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Next Two Years	3.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Two To Four Years	$ 11,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Two To Four Years	26.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period After Four Years	$ 19,900
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period After Four Years	46.00%
Consumer Mortgage First and Junior Lines of Credit, Amortization Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 488
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	4.00%
Consumer Mortgage First and Junior Lines of Credit, Draw Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 553
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	2.00%
Geographic Distribution, Foreign [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 62,564		60,106			55,396	49,049	44,707
Geographic Distribution, Foreign [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	71,465		69,920			65,284	58,117	50,037
Geographic Distribution, Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,731		8,033			8,541	8,350	4,776
Geographic Distribution, Foreign [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,011		655			375	444	218
Geographic Distribution, Foreign [Member] | Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,159		$ 1,126			$ 972	$ 274	$ 336
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and industrial loans and lease financing, domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial Real Estate Mortgage and Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%				10.00%
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 319,463		$ 323,767
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	4.00%		4.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans Non PCI [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	12.00%		12.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%		5.00%
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		1.00%
Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.